Share Based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Detail) - 2023 Share Options [member]	6 Months Ended
Jun. 30, 2024 GBP (£) shares yr $ / shares
Grant Date March 13 2024 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	104.73%
Dividend yield	0.00%
Risk-free investment rate	3.92%
Fair value of option at grant date | £	£ 220
Fair value of share at grant date	£ 0.3
Exercise price at date of grant	£ 0.3
Lapse date	Mar. 13, 2034
Expected option life (years) | yr	4.5
Number of options granted | shares	1,946,480
Grant Date March 13 2024 One [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2025
Grant Date March 13 2024 One [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2026
Grant Date March 13 2024 One [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2027
Grant Date March 13 2024 One [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2028
Grant Date March 13 2024 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	110.40%
Dividend yield	0.00%
Risk-free investment rate	4.06%
Fair value of option at grant date | £	£ 200
Fair value of share at grant date	£ 0.3
Exercise price at date of grant	£ 0.3
Lapse date	Mar. 13, 2034
Expected option life (years) | yr	3
Number of options granted | shares	234,375
Grant Date March 13 2024 Two [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2025
Grant Date March 13 2024 Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	111.25%
Dividend yield	0.00%
Risk-free investment rate	4.03%
Fair value of option at grant date | £	£ 270
Fair value of share at grant date	£ 0.3
Exercise price at date of grant	£ 0.04
Lapse date	Mar. 13, 2034
Expected option life (years) | yr	3.5
Number of options granted | shares	842,000
Grant Date March 13 2024 Three [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2025
Grant Date March 13 2024 Three [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2026
Grant Date March 13 2024 Three [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2027
Grant Date March 13 2024 Three [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2028
Grant Date March 13 2024 Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	111.50%
Dividend yield	0.00%
Risk-free investment rate	4.21%
Fair value of option at grant date | £	£ 270
Fair value of share at grant date	£ 0.3
Exercise price at date of grant	£ 0.04
Expected option life (years) | yr	2.5
Number of options granted | shares	547,906
Grant Date March 13 2024 Four [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2025
Grant Date March 13 2024 Four [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2026
Grant Date March 13 2024 Four [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2027
Grant Date March 13 2024 Four [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2028
Grant Date March 13 2024 Five [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	125.90%
Dividend yield	0.00%
Risk-free investment rate	4.27%
Fair value of option at grant date | £	£ 270
Fair value of share at grant date	£ 0.3
Exercise price at date of grant	£ 0.04
Lapse date	Mar. 13, 2034
Expected option life (years) | yr	2
Number of options granted | shares	93,750
Grant Date March 13 2024 Five [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2025
Grant Date March 13 2024 Six [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	103.00%
Dividend yield	0.00%
Risk-free investment rate	4.59%
Fair value of option at grant date | £	£ 260
Fair value of share at grant date	£ 0.3
Exercise price at date of grant	£ 0.04
Expected option life (years) | yr	1
Number of options granted | shares	23,438
Grant Date March 13 2024 Six [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2025
Grant Date March 14 2024 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	104.73%
Dividend yield	0.00%
Risk-free investment rate	3.92%
Fair value of option at grant date | £	£ 220
Fair value of share at grant date	£ 0.3
Exercise price at date of grant	£ 0.3
Lapse date	Mar. 14, 2034
Expected option life (years) | yr	4.5
Number of options granted | shares	2,585,833
Grant Date March 14 2024 One [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 14, 2025
Grant Date March 14 2024 One [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 14, 2026
Grant Date March 14 2024 One [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 14, 2027
Grant Date March 14 2024 One [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 14, 2028